UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2018 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 68.2%
Consumer Discretionary - 9.6%
Cato, Class A	12,500	$184,250
Discovery Communications, Series C *	19,000	370,880
Gildan Activewear	19,000	548,910
LKQ *	11,000	417,450
Walt Disney	7,000	703,080
Winnebago Industries	13,000	488,800
		2,713,370
Consumer Staples - 7.3%
Anheuser-Busch InBev - ADR	6,000	659,640
Crimson Wine Group *	30,000	296,700
Hershey	6,500	643,240
Wal-Mart Stores	5,000	444,850
		2,044,430
Energy - 1.8%
Chevron	4,418	503,829

Financials - 7.6%
Arthur J. Gallagher	7,000	481,110
Berkshire Hathaway, Class A *	2	598,200
Berkshire Hathaway, Class B *	2,900	578,492
Opus Bank	17,000	476,000
		2,133,802
Health Care - 10.1%
Gilead Sciences	7,000	527,730
Johnson & Johnson	6,000	768,900
Pfizer	20,000	709,800
Thermo Fisher Scientific	4,000	825,840
		2,832,270
Industrials - 10.7%
Aerojet Rocketdyne Holdings *	17,500	489,475
Boeing	3,900	1,278,732
Costamare	15,000	93,600
Kansas City Southern	4,600	505,310
Lincoln Electric Holdings	7,000	629,650
		2,996,767
Information Technology - 3.2%
Microsoft	10,000	912,700

Materials - 5.8%
Compass Minerals International	6,000	361,800
Constellium, Class A *	20,000	217,000
Orion Engineered Carbons	24,000	650,400
Vulcan Materials	3,500	399,595
		1,628,795
Real Estate - 10.6%
Brookfield Asset Management, Class A	18,000	702,000
Texas Pacific Land Trust	3,600	1,819,512
Weyerhaeuser - REIT	12,800	448,000
		2,969,512
Telecommunication Services - 1.5%
Verizon Communications	9,200	439,944
Total Common Stocks
(Cost $10,527,942)		19,175,419

CORPORATE BONDS - 22.0%	Par

Consumer Discretionary - 5.3%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	$259,074
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	492,707
McDonald's
1.875%, 05/29/2019	250,000	247,582
Newell Rubbermaid
3.900%, 11/01/2025	250,000	242,775
Viacom
3.875%, 12/15/2021	250,000	253,514
		1,495,652
Consumer Staples - 2.9%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	260,554
Bunge Limited Finance
3.500%, 11/24/2020	250,000	251,014
Campbell Soup
2.500%, 08/02/2022	300,000	288,562
		800,130
Energy - 0.9%
Murphy Oil
4.450%, 12/01/2022	250,000	242,500

Financials - 4.1%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	244,292
Old Republic International
3.875%, 08/26/2026	500,000	492,088
Opus Bank
5.500%, 07/01/2026	400,000	413,500
		1,149,880
Health Care - 1.2%
Stryker
4.375%, 01/15/2020	200,000	205,242
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	142,213
		347,455
Industrials - 3.6%
General Electric
5.000%, 12/29/2049	500,000	495,625
Hexcel
4.700%, 08/15/2025	250,000	261,078
Keysight Technologies
4.550%, 10/30/2024	250,000	259,272
		1,015,975
Information Technology - 3.1%
Corning
7.530%, 03/01/2023	110,000	123,645
Intel
2.700%, 12/15/2022	250,000	246,541
KLA-Tencor
4.650%, 11/01/2024	250,000	261,464
Motorola Solutions
3.750%, 05/15/2022	250,000	249,913
		881,563
Telecommunication Services - 0.9%
Qwest
7.125%, 11/15/2043	250,000	247,354
Total Corporate Bonds
(Cost $6,204,063)		6,180,509

U.S. GOVERNMENT AGENCY ISSUES - 5.3%	Par
Federal Home Loan Banks
1.800%, 09/27/2024 (a)	$500,000	$492,018
Federal Home Loan Mortgage Corporation
2.125%, 12/29/2022 (a)	500,000	495,687
2.000%, 12/20/2024 (a)	500,000	495,089
Total U.S. Government Agency Issues
(Cost $1,493,300)		1,482,794

MUNICIPAL BONDS - 1.9%
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 - BHAC Insured	190,000	189,339
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	351,498
Total Municipal Bonds
(Cost $541,604)		540,837

SHORT-TERM INVESTMENT - 2.1%	Shares
First American Government Obligations, Class Z, 1.49% (b)
(Cost $586,322)	586,322	586,322

Total Investments - 99.5%
(Cost $19,353,231)		27,965,881
Other Assets and Liabilities, Net - 0.5%		129,272
Total Net Assets - 100.0%		$28,095,153

* Non-income producing security.
(a) Step-up bond; the interest rate shown is the rate in effect as of March 31, 2018.
(b) The rate shown is the annualized seven-day effective yield as of March 31, 2018.
ADR - American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of March 31, 2018:
	Level 1	Level 2	Level 3	Total
Common Stocks	$19,175,419	$-	$-	$19,175,419
Corporate Bonds	-	6,180,509	-	6,180,509
U.S. Government Agency Issues	-	1,482,794	-	1,482,794
Municipal Bonds	-	540,837	-	540,837
Short-Term Investment	586,322	-	-	586,322
Total Investments	$19,761,741	$8,204,140	$-	$27,965,881

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  May 22, 2018

By (Signature and Title)  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date  May 22, 2018